18. INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2013
Income Tax Disclosure [Abstract]
Schedule of components of the Company’s deferred tax assets
	2013	2012
U.S. operations loss carry forward at statutory rate of 34%	$(6,154,986)	$(4,137,426)
Non-U.S. operations loss carry forward at statutory rate of 20.5%	0	-
Total	(6,154,986)	(4,137,426)
Less Valuation Allowance	6,154,986	4,137,426
Net Deferred Tax Assets	-	-
Change in Valuation allowance	$6,154,986	$4,137,426

Schedule of effective tax rate reconciliation
	2013	2012
Federal Statutory Rate	-34.0%	-34.0%
Increase in Income Taxes Resulting from:
Change in Valuation allowance	34.0%	34.0%
Effective Tax Rate	0.0%	0.0%